Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Segment
Summary Of Significant Accounting Policies [Line Items]
Maximum period of investments with original maturities from date of acquisition to be cash equivalents	3 months
Number of business segments	1
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years